Group Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Assets
Intangible assets	£ 87,087	£ 86,934	£ 86,223
Property, plant and equipment	4,222	4,483	4,159
Investments in associates and joint ventures	1,589	1,521	1,533
Retirement benefit assets	919	880	841
Deferred tax assets	2,058	2,032	2,434
Trade and other receivables	323	288	283
Investments held at fair value	263	333	737
Derivative financial instruments	4	135	141
Total non-current assets	96,465	96,606	96,351
Inventories	4,845	4,382	5,088
Income tax receivable	465	470	108
Trade and other receivables	3,845	3,802	3,475
Investments held at fair value	15	16	489
Derivative financial instruments	235	162	302
Cash and cash equivalents	2,518	3,827	4,404
Total current assets other than non-current assets classified as held for sale	11,923	12,659	13,866
Assets classified as held-for-sale	0	25	9
Total current assets	11,923	12,684	13,875
Total assets	108,388	109,290	110,226
Equity – capital and reserves
Share capital	573	577	581
Share premium, capital redemption and merger reserves	26,682	26,675	26,671
Other reserves	(3,578)	(4,148)	(5,057)
Retained earnings	22,809	22,929	22,994
Owners of the parent	46,486	46,033	45,189
Perpetual hybrid bonds	1,893	1,893	1,685
Non-controlling interests	216	219	303
Total equity	48,595	48,145	47,177
Liabilities
Borrowings	31,045	31,708	31,904
Retirement benefit liabilities	787	801	769
Deferred tax liabilities	10,351	10,343	10,432
Other provisions for liabilities	3,141	3,161	3,212
Trade and other payables	35	484	586
Derivative financial instruments	156	124	150
Total non-current liabilities	45,515	46,621	47,053
Borrowings	4,018	3,362	3,304
Income tax payable	1,004	1,129	1,172
Other provisions for liabilities	599	608	3,089
Trade and other payables	8,576	9,328	8,243
Derivative financial instruments	81	91	188
Current liabilities other than liabilities included in disposal groups classified as held for sale	14,278	14,518	15,996
Liabilities associated with assets classified as held-for-sale	0	6	0
Total current liabilities	14,278	14,524	15,996
Total equity and liabilities	£ 108,388	£ 109,290	£ 110,226